American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
May 31, 2026

Avantis U.S. Small Cap Value Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	18,384	121,150
Astronics Corp.(1)	31,568	2,746,416
Ducommun, Inc.(1)	2,058	313,269
Innovative Solutions & Support, Inc.(1)	24,232	417,760
		3,598,595
Automobile Components — 3.0%
Dana, Inc.	264,524	9,366,795
Dauch Corp.(1)	168,659	1,119,896
Fox Factory Holding Corp.(1)	720	12,989
Gentex Corp.	299,987	7,247,686
Gentherm, Inc.(1)	33,817	1,173,112
Goodyear Tire & Rubber Co.(1)	644,843	3,933,542
LCI Industries	25,184	2,745,560
Lear Corp.	98,219	14,057,103
Motorcar Parts of America, Inc.(1)	27,082	299,527
Phinia, Inc.	73,100	5,647,706
Stoneridge, Inc.(1)	12,530	93,599
Strattec Security Corp.(1)	6,119	489,275
Visteon Corp.	48,805	5,773,143
		51,959,933
Automobiles — 0.4%
Harley-Davidson, Inc.	244,606	5,914,573
Thor Industries, Inc.	23,621	1,867,949
		7,782,522
Banks — 12.8%
1st Source Corp.	23,254	1,716,610
ACNB Corp.	10,415	565,430
Amalgamated Financial Corp.	28,349	1,175,916
Amerant Bancorp, Inc.	49,366	1,121,595
Ameris Bancorp	33,118	2,792,179
Ames National Corp.	2,940	84,496
Arrow Financial Corp.	15,091	553,840
Associated Banc-Corp.	210,827	5,863,099
Avidbank Holdings, Inc.(1)	2,814	86,615
Axos Financial, Inc.(1)	92,532	8,041,956
Banc of California, Inc.	202,113	3,884,612
BancFirst Corp.	619	68,269
Bancorp, Inc.(1)	66,837	3,686,729
Bank of Hawaii Corp.(2)	48,548	3,718,777
Bank of NT Butterfield & Son Ltd.	79,669	4,498,112
Bank OZK	165,321	7,999,883
Bank7 Corp.	1,206	53,378
BankUnited, Inc.	107,823	5,001,909
Bankwell Financial Group, Inc.	4,043	211,530
Banner Corp.	39,605	2,574,325
Bar Harbor Bankshares	2,729	95,351
BayCom Corp.	2,322	71,518
BCB Bancorp, Inc.	3,352	34,995
Beacon Financial Corp.	18,111	526,849

Bridgewater Bancshares, Inc.(1)	17,901	337,613
Burke & Herbert Financial Services Corp.	22,757	1,447,345
Business First Bancshares, Inc.(2)	35,712	1,017,078
Byline Bancorp, Inc.	36,398	1,204,410
C&F Financial Corp.	1,032	76,110
California BanCorp	27,498	521,912
Camden National Corp.	17,761	888,583
Capital Bancorp, Inc.	7,528	240,294
Capital City Bank Group, Inc.	16,459	751,189
Capitol Federal Financial, Inc.	114,276	887,924
Carter Bankshares, Inc.	33,179	905,787
Cathay General Bancorp	76,485	4,410,125
CB Financial Services, Inc.	235	8,422
Central Pacific Financial Corp.	33,124	1,138,141
CF Bankshares, Inc.	537	15,315
Chemung Financial Corp.	170	11,676
ChoiceOne Financial Services, Inc.	1,268	39,815
Citizens Financial Services, Inc.	1,191	77,451
City Holding Co.	8,242	1,024,563
Civista Bancshares, Inc.	472	12,225
CNB Financial Corp.	37,767	1,158,314
Colony Bankcorp, Inc.	7,128	141,134
Columbia Banking System, Inc.	294,803	8,737,961
Community Trust Bancorp, Inc.	22,804	1,524,675
Community West Bancshares	14,703	353,019
ConnectOne Bancorp, Inc.	68,890	2,071,522
Customers Bancorp, Inc.(1)	56,126	4,217,308
Dime Community Bancshares, Inc.	50,919	1,905,389
Eagle Bancorp Montana, Inc.	3,158	70,076
Enterprise Financial Services Corp.	54,524	3,304,700
Equity Bancshares, Inc., Class A	3,874	178,591
Esquire Financial Holdings, Inc.	10,934	1,201,537
Farmers National Banc Corp.	3,353	47,545
Financial Institutions, Inc.	22,765	824,776
First BanCorp	239,963	5,754,313
First Bancorp, Inc.	553	16,098
First Bancorp/Southern Pines NC	233	13,707
First Bank	16,122	252,148
First Busey Corp.	118,785	3,251,145
First Business Financial Services, Inc.	7,904	454,638
First Commonwealth Financial Corp.	46,730	885,066
First Community Corp.	913	27,445
First Financial Bancorp	11,959	367,859
First Financial Corp.	14,414	997,160
First Internet Bancorp	162	3,914
First Merchants Corp.	23,417	943,705
First Mid Bancshares, Inc.	19,161	844,042
First National Corp.(2)	2,295	63,789
First United Corp.	1,471	58,163
First Western Financial, Inc.(1)	900	26,253
Firstsun Capital Bancorp(1)	12,797	453,654
Five Star Bancorp	16,322	689,278
Flushing Financial Corp.	5,520	88,154
Franklin Financial Services Corp.	646	37,552

FS Bancorp, Inc.	2,284	92,982
Fulton Financial Corp.	296,307	6,426,899
FVCBankcorp, Inc.	737	11,630
Glacier Bancorp, Inc.	342	16,262
Great Southern Bancorp, Inc.	10,907	782,577
Greene County Bancorp, Inc.	120	3,149
Hancock Whitney Corp.	94,624	6,445,787
Hanmi Financial Corp.	42,405	1,277,239
Hawthorn Bancshares, Inc.	617	22,638
HBT Financial, Inc.	12,759	365,290
Hilltop Holdings, Inc.	32,379	1,221,336
Hingham Institution For Savings	2,173	628,844
Home Bancorp, Inc.	9,354	602,210
HomeTrust Bancshares, Inc.	19,340	898,730
Hope Bancorp, Inc.	150,363	1,885,552
Horizon Bancorp, Inc.	743	13,783
Independent Bank Corp. (Michigan)	24,469	839,776
International Bancshares Corp.	83,042	5,992,311
Investar Holding Corp.	2,860	80,824
Kearny Financial Corp.	17,555	144,653
Lakeland Financial Corp.	15,810	958,560
Landmark Bancorp, Inc.	235	6,679
LCNB Corp.	1,307	22,271
Live Oak Bancshares, Inc.	46,992	1,787,106
Mechanics Bancorp	1,028	15,132
Mercantile Bank Corp.	22,192	1,175,954
Meridian Corp.	4,960	89,181
Metrocity Bankshares, Inc.	26,942	879,926
Metropolitan Bank Holding Corp.	13,657	1,222,575
Mid Penn Bancorp, Inc.	9,134	298,225
Midland States Bancorp, Inc.	13,122	364,792
MVB Financial Corp.	2,840	75,970
National Bank Holdings Corp., Class A	11,640	486,901
NB Bancorp, Inc.	11,169	223,715
NBT Bancorp, Inc.	13,511	624,749
Nicolet Bankshares, Inc.	4,425	620,695
Northeast Bank	13,281	1,669,953
Northfield Bancorp, Inc.	17,511	248,306
Northpointe Bancshares, Inc.	24,086	411,389
Northrim BanCorp, Inc.	29,612	731,712
Northwest Bancshares, Inc.	65,371	925,000
Oak Valley Bancorp	1,938	63,780
OceanFirst Financial Corp.	50,153	942,375
OFG Bancorp	68,773	3,133,298
Old Second Bancorp, Inc.	74,272	1,583,479
OP Bancorp	1,343	18,883
Orange County Bancorp, Inc.	9,870	336,764
Origin Bancorp, Inc.	29,484	1,405,207
Orrstown Financial Services, Inc.	29,273	1,086,906
Parke Bancorp, Inc.	7,554	232,134
Pathward Financial, Inc.	30,829	2,535,377
PCB Bancorp	3,694	90,762
Peapack-Gladstone Financial Corp.	8,435	364,814
Peoples Bancorp of North Carolina, Inc.	588	24,755

Peoples Bancorp, Inc.	37,882	1,317,536
Peoples Financial Services Corp.	10,204	606,220
Pinnacle Financial Partners, Inc.	49,900	4,877,226
Plumas Bancorp	4,234	222,835
Ponce Financial Group, Inc.(1)	8,696	164,180
Popular, Inc.	35,223	5,231,672
Preferred Bank	17,733	1,699,176
Provident Financial Services, Inc.	190,266	4,222,002
QCR Holdings, Inc.	16,626	1,532,086
RBB Bancorp	8,883	212,481
Red River Bancshares, Inc.	4,537	412,504
Republic Bancorp, Inc., Class A	19,605	1,587,025
Riverview Bancorp, Inc.	2,994	16,796
S&T Bancorp, Inc.	36,810	1,659,763
SB Financial Group, Inc.	134	2,894
ServisFirst Bancshares, Inc.	8,358	651,840
Shore Bancshares, Inc.	36,496	754,007
Sierra Bancorp	10,292	390,890
SmartFinancial, Inc.	9,148	381,472
South Plains Financial, Inc.	14,518	589,286
Southern First Bancshares, Inc.(1)	2,595	149,913
Southern Missouri Bancorp, Inc.	13,532	934,520
Southside Bancshares, Inc.	16,249	532,317
Stellar Bancorp, Inc.	20,721	773,722
Texas Capital Bancshares, Inc.(1)	69,125	6,877,246
Third Coast Bancshares, Inc.(1)	14,521	555,573
Timberland Bancorp, Inc.	3,338	135,456
Tompkins Financial Corp.	21,239	1,829,740
TriCo Bancshares	22,503	1,143,152
TrustCo Bank Corp.	20,581	1,066,302
Trustmark Corp.	85,266	3,765,347
Union Bankshares, Inc.(2)	156	3,604
United Community Banks, Inc.	276	9,094
Unity Bancorp, Inc.	8,224	459,393
Univest Financial Corp.	27,245	1,074,543
USCB Financial Holdings, Inc.	2,189	40,584
Valley National Bancorp	291,484	4,013,735
WaFd, Inc.	99,359	3,533,206
Washington Trust Bancorp, Inc.	16,256	529,458
West BanCorp, Inc.	10,327	247,228
Westamerica Bancorporation	37,053	2,056,071
Wintrust Financial Corp.	5,185	778,943
WSFS Financial Corp.	21,628	1,545,321
Zions Bancorp NA	28,824	1,800,059
		223,204,796
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	21,410	3,795,565
Coca-Cola Consolidated, Inc.	104	18,019
MGP Ingredients, Inc.	16,702	294,790
		4,108,374
Biotechnology — 1.2%
Alkermes PLC(1)	233,472	9,850,184
Anika Therapeutics, Inc.(1)	2,971	43,169
Catalyst Pharmaceuticals, Inc.(1)	128,172	4,002,811
Emergent BioSolutions, Inc.(1)	133,507	1,217,584

Kura Oncology, Inc.(1)	110,679	1,128,926
Monte Rosa Therapeutics, Inc.(1)	203,697	4,014,868
Puma Biotechnology, Inc.(1)	59,317	425,303
Rigel Pharmaceuticals, Inc.(1)	36,778	1,121,361
Seres Therapeutics, Inc.(1)	1,176	8,608
XBiotech, Inc.(1)	282	682
		21,813,496
Broadline Retail — 0.9%
Dillard's, Inc., Class A(2)	2,962	1,748,202
Kohl's Corp.	262,820	3,774,095
Macy's, Inc.	492,588	10,718,715
		16,241,012
Building Products — 0.3%
Apogee Enterprises, Inc.	37,048	1,423,014
Quanex Building Products Corp.	81,350	1,513,923
Tecnoglass, Inc.	38,680	1,666,721
		4,603,658
Capital Markets — 1.3%
Oppenheimer Holdings, Inc., Class A	18,314	1,678,844
StoneX Group, Inc.(1)	112,695	12,773,978
Victory Capital Holdings, Inc., Class A	46,461	3,928,278
Virtus Investment Partners, Inc.	8,922	1,276,114
Webull Corp.(1)	172,540	1,104,256
WisdomTree, Inc.	123,169	2,346,369
		23,107,839
Chemicals — 2.6%
AdvanSix, Inc.	45,756	1,026,765
American Vanguard Corp.(1)	5,366	13,844
Ascent Industries Co.(1)	2,200	29,810
Aspen Aerogels, Inc.(1)	126,817	811,629
Cabot Corp.	103,981	9,099,377
Chemours Co.	206,097	4,567,110
Core Molding Technologies, Inc.(1)	7,002	165,877
Ecovyst, Inc.(1)	110,469	1,457,086
FMC Corp.	327,215	4,469,757
Huntsman Corp.	474,724	7,287,013
Intrepid Potash, Inc.(1)	14,378	561,749
Koppers Holdings, Inc.	26,506	1,081,445
Kronos Worldwide, Inc.	1,953	14,042
LSB Industries, Inc.(1)	123,765	1,552,013
Mativ Holdings, Inc.	108,922	967,227
NewMarket Corp.	8,585	6,641,184
Orion SA	73,325	560,203
Rayonier Advanced Materials, Inc.(1)	121,472	1,111,469
Stepan Co.	33,889	1,791,034
Tronox Holdings PLC, Class A	240,321	1,910,552
Valhi, Inc.	749	10,778
		45,129,964
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	129,281	511,953
Civeo Corp.(1)	17,829	608,860
Ennis, Inc.	38,164	780,835
Healthcare Services Group, Inc.(1)	154,816	3,189,210
HNI Corp.	6,066	189,199
Interface, Inc.	114,293	3,383,073

Virco Mfg. Corp.(2)	25,345	152,830
		8,815,960
Communications Equipment — 1.4%
Aviat Networks, Inc.(1)	3,477	61,787
BK Technologies Corp.(1)	991	81,807
Harmonic, Inc.(1)	93,447	1,411,984
Viasat, Inc.(1)	287,976	23,216,625
		24,772,203
Construction and Engineering — 3.0%
Ameresco, Inc., Class A(1)	61,413	2,209,640
Everus Construction Group, Inc.(1)	39,092	5,815,717
Fluor Corp.(1)	162,554	7,438,471
Granite Construction, Inc.	44,860	6,138,642
IES Holdings, Inc.(1)	9,389	6,369,028
Matrix Service Co.(1)	41,103	539,682
MYR Group, Inc.(1)	17,108	7,956,246
NWPX Infrastructure, Inc.(1)	20,437	2,410,749
Primoris Services Corp.	56,188	7,067,327
Tutor Perini Corp.	79,457	5,680,381
		51,625,883
Construction Materials — 0.2%
Eagle Materials, Inc.	18,422	4,074,578
Titan America SA(1)	4,931	80,227
		4,154,805
Consumer Finance — 2.6%
Atlanticus Holdings Corp.(1)	7,071	609,662
Bread Financial Holdings, Inc.	71,608	6,378,124
Consumer Portfolio Services, Inc.(1)	6,386	62,966
Credit Acceptance Corp.(1)(2)	7,198	4,129,061
Encore Capital Group, Inc.(1)	45,062	3,601,806
Green Dot Corp., Class A(1)	112,292	1,445,198
Jefferson Capital, Inc.	31,333	532,348
LendingClub Corp.(1)	193,338	3,451,083
Medallion Financial Corp.	1,917	18,652
Navient Corp.	88,171	754,744
Nelnet, Inc., Class A	19,093	2,492,973
NerdWallet, Inc., Class A(1)	31,081	267,297
OneMain Holdings, Inc.	193,545	10,704,974
Oportun Financial Corp.(1)	43,360	235,011
PRA Group, Inc.(1)	66,507	1,014,897
PROG Holdings, Inc.	64,937	2,387,733
Regional Management Corp.	8,978	330,031
SLM Corp.	254,988	5,640,335
World Acceptance Corp.(1)	4,001	660,525
		44,717,420
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	84,878	5,991,538
HF Foods Group, Inc.(1)	1,687	3,290
Ingles Markets, Inc., Class A	34,740	3,073,100
Natural Grocers by Vitamin Cottage, Inc.	21,172	621,610
PriceSmart, Inc.	51,092	8,685,129
United Natural Foods, Inc.(1)	164,877	8,466,434
Village Super Market, Inc., Class A	18,320	851,147
Weis Markets, Inc.	32,273	2,354,961
		30,047,209

Containers and Packaging — 0.5%
Greif, Inc., Class A	24,291	1,538,349
Greif, Inc., Class B	738	59,261
Sonoco Products Co.	101,053	4,919,260
TriMas Corp.	53,622	2,194,749
		8,711,619
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(1)	59,430	2,141,857
Gold.com, Inc.	50,965	2,156,329
Weyco Group, Inc.	419	14,787
		4,312,973
Diversified Consumer Services — 0.8%
American Public Education, Inc.(1)	27,063	1,338,807
Grand Canyon Education, Inc.(1)	30	4,495
Laureate Education, Inc., Class A(1)	132	4,223
Lincoln Educational Services Corp.(1)	57,864	2,680,260
Perdoceo Education Corp.	134,115	4,342,644
Phoenix Education Partners, Inc.	2,765	83,614
Stride, Inc.(1)	18,593	1,717,621
Universal Technical Institute, Inc.(1)	89,898	3,363,084
		13,534,748
Diversified Telecommunication Services — 1.6%
ATN International, Inc.	21,231	597,865
Globalstar, Inc.(1)	42,821	3,605,956
IDT Corp., Class B	24,192	1,334,431
Iridium Communications, Inc.	241,651	12,512,689
Liberty Capital Corp., Class A(1)	8,308	185,351
Liberty Capital Corp., Class C(1)	85,285	1,907,825
Liberty Global Ltd., Class A(1)	250,723	3,136,545
Liberty Global Ltd., Class C(1)	224,338	2,727,950
Shenandoah Telecommunications Co.	76,148	1,214,561
		27,223,173
Electrical Equipment — 1.3%
Atkore, Inc.	83,561	6,919,687
EnerSys	24,391	5,560,416
Powell Industries, Inc.	20,979	5,966,847
Preformed Line Products Co.	851	314,717
Shoals Technologies Group, Inc., Class A(1)	245,612	3,057,869
		21,819,536
Electronic Equipment, Instruments and Components — 3.5%
Arrow Electronics, Inc.(1)	69,408	14,897,039
Avnet, Inc.	114,810	9,980,433
Benchmark Electronics, Inc.	75,963	6,415,835
Daktronics, Inc.(1)	65,969	1,364,239
ePlus, Inc.	44,706	3,669,915
Ingram Micro Holding Corp.	3,879	109,582
Kimball Electronics, Inc.(1)	57,289	1,485,504
Methode Electronics, Inc.	33,901	391,217
Plexus Corp.(1)	34,385	9,227,559
Sanmina Corp.(1)	18,931	4,916,949
ScanSource, Inc.(1)	8,555	395,840
Vishay Intertechnology, Inc.	140,980	7,338,009
Vishay Precision Group, Inc.(1)	2,949	369,539
		60,561,660

Energy Equipment and Services — 6.5%
Archrock, Inc.	197,376	6,610,122
Bristow Group, Inc.	40,052	1,667,765
Core Laboratories, Inc.	9,250	126,447
Energy Services of America Corp.	2,036	30,397
Expro Group Holdings NV(1)	133,814	1,976,433
Forum Energy Technologies, Inc.(1)	12,616	633,575
Helix Energy Solutions Group, Inc.(1)	215,420	2,014,177
Helmerich & Payne, Inc.	146,911	5,604,655
Innovex International, Inc.(1)	20,355	543,682
Kodiak Gas Services, Inc.	93,622	6,258,631
Liberty Energy, Inc., Class A	273,453	8,001,235
Nabors Industries Ltd.(1)	28,217	2,613,741
Natural Gas Services Group, Inc.	16,617	653,048
Noble Corp. PLC	193,069	8,973,847
NOV, Inc.	427,656	8,536,014
Oceaneering International, Inc.(1)	129,577	4,953,729
Oil States International, Inc.(1)	76,679	651,771
Patterson-UTI Energy, Inc.	626,822	7,026,675
ProFrac Holding Corp., Class A(1)	34,444	210,453
ProPetro Holding Corp.(1)	218,747	3,338,079
Ranger Energy Services, Inc.	23,514	363,526
RPC, Inc.	189,612	1,255,231
Seadrill Ltd.(1)	88,464	4,172,847
Select Water Solutions, Inc., Class A	186,392	3,342,009
TETRA Technologies, Inc.(1)	203,914	2,086,040
Tidewater, Inc.(1)	65,046	4,780,231
Transocean Ltd.(1)	1,272,603	7,877,413
Valaris Ltd.(1)	90,071	8,343,277
Weatherford International PLC	107,006	11,090,102
		113,735,152
Entertainment — 0.1%
IMAX Corp.(1)	14,411	571,829
Marcus Corp.	44,700	845,277
Starz Entertainment Corp.(1)	161	3,764
		1,420,870
Financial Services — 3.1%
Acacia Research Corp.(1)	6,117	28,444
Alerus Financial Corp.	18,787	536,932
Cass Information Systems, Inc.	54	2,486
Enact Holdings, Inc.	32,672	1,365,363
Essent Group Ltd.	136,127	7,880,392
Federal Agricultural Mortgage Corp., Class C	13,967	2,483,193
Finance of America Cos., Inc., Class A(1)	8,131	161,969
International Money Express, Inc.(1)	33,403	500,043
Jackson Financial, Inc., Class A	72,454	7,470,732
Merchants Bancorp	33,928	1,599,366
MGIC Investment Corp.	331,011	8,348,097
NMI Holdings, Inc., Class A(1)	130,624	4,689,402
Onity Group, Inc.(1)	7,447	257,219
Payoneer Global, Inc.(1)	344,518	1,791,494
PennyMac Financial Services, Inc.	23,818	1,997,616
Radian Group, Inc.	203,217	6,939,861
Velocity Financial, Inc.(1)	11,271	197,242
Voya Financial, Inc.	103,593	8,413,823

Waterstone Financial, Inc.	5,837	108,043
		54,771,717
Food Products — 1.7%
Cal-Maine Foods, Inc.	102,123	7,630,631
Dole PLC	122,687	1,716,391
Fresh Del Monte Produce, Inc.	97,664	3,138,921
Ingredion, Inc.	69,717	7,072,093
J&J Snack Foods Corp.	30,062	2,288,319
John B Sanfilippo & Son, Inc.	16,388	1,227,625
Lamb Weston Holdings, Inc.	13,426	579,735
Mission Produce, Inc.(1)	79,102	881,196
Pilgrim's Pride Corp.	23,574	667,380
Seaboard Corp.	414	2,103,919
Seneca Foods Corp., Class A(1)	15,343	2,206,170
		29,512,380
Ground Transportation — 2.2%
ArcBest Corp.	46,023	6,290,884
Covenant Logistics Group, Inc.	27,608	1,096,038
Heartland Express, Inc.	84,388	1,264,976
Lyft, Inc., Class A(1)	587,346	8,287,452
Marten Transport Ltd.	103,627	1,786,529
PAMT Corp.(1)	17	230
Ryder System, Inc.	43,886	11,008,803
Schneider National, Inc., Class B	70,860	2,504,192
Universal Logistics Holdings, Inc.(2)	9,525	151,543
Werner Enterprises, Inc.	144,212	5,986,240
		38,376,887
Health Care Equipment and Supplies — 1.4%
Acme United Corp.	1,973	83,261
Bioventus, Inc., Class A(1)	32,507	276,635
FONAR Corp.(1)	475	9,072
Kewaunee Scientific Corp.(1)	3,650	148,080
Lantheus Holdings, Inc.(1)	126,059	12,517,659
LivaNova PLC(1)	87,137	6,430,711
Novocure Ltd.(1)	88,397	1,506,285
Pro-Dex, Inc.(1)(2)	100	6,477
QuidelOrtho Corp.(1)	157,469	2,050,246
Tactile Systems Technology, Inc.(1)	38,232	940,889
Utah Medical Products, Inc.	197	13,091
Varex Imaging Corp.(1)	40,715	416,514
		24,398,920
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc.(1)	145,780	3,382,096
Brookdale Senior Living, Inc.(1)	321,102	4,132,583
Cross Country Healthcare, Inc.(1)	30,885	404,285
InfuSystem Holdings, Inc.(1)	4,885	44,307
National HealthCare Corp.	1,184	218,353
Nutex Health, Inc.(1)(2)	12,252	1,581,856
PACS Group, Inc.(1)	66,816	2,448,806
		12,212,286
Health Care Technology — 0.1%
CareCloud, Inc.(1)	6,610	15,534
Teladoc Health, Inc.(1)	189,107	1,439,104
		1,454,638

Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	87,063	1,035,179
BJ's Restaurants, Inc.(1)	44,946	2,114,709
Bloomin' Brands, Inc.	158,033	1,333,798
Boyd Gaming Corp.	88,322	7,302,463
Cheesecake Factory, Inc.	85,495	5,646,090
Cracker Barrel Old Country Store, Inc.(2)	46,684	1,578,853
Life Time Group Holdings, Inc.(1)	114,354	3,782,830
Monarch Casino & Resort, Inc.	25,637	3,083,106
ONE Group Hospitality, Inc.(1)	4,532	9,087
Pursuit Attractions & Hospitality, Inc.(1)	39,266	1,757,939
RCI Hospitality Holdings, Inc.(2)	10,689	271,180
Super Group SGHC Ltd.	196,863	2,450,944
Target Hospitality Corp.(1)	51,014	885,603
		31,251,781
Household Durables — 2.0%
Bassett Furniture Industries, Inc.	2,036	30,459
Century Communities, Inc.	43,011	2,271,841
Cricut, Inc., Class A	77,653	322,260
Ethan Allen Interiors, Inc.	34,281	706,874
Flexsteel Industries, Inc.	2,695	155,286
Hamilton Beach Brands Holding Co., Class A	2,217	45,005
Helen of Troy Ltd.(1)	42,171	1,144,521
Hovnanian Enterprises, Inc., Class A(1)	8,739	964,436
KB Home	51,120	2,497,723
La-Z-Boy, Inc.	88,943	3,342,478
Legacy Housing Corp.(1)	3,900	93,639
Leggett & Platt, Inc.	25,045	257,212
Lifetime Brands, Inc.	1,029	8,798
Lovesac Co.(1)	12,822	197,202
M/I Homes, Inc.(1)	28,728	3,781,179
Mohawk Industries, Inc.(1)	97,393	10,461,956
Taylor Morrison Home Corp.(1)	157,700	9,225,450
Universal Electronics, Inc.(1)	3,515	14,623
		35,520,942
Household Products — 0.7%
Central Garden & Pet Co.(1)	20,874	803,231
Central Garden & Pet Co., Class A(1)	128,223	4,376,251
Oil-Dri Corp. of America	21,010	1,610,627
Spectrum Brands Holdings, Inc.	73,810	5,808,109
		12,598,218
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	71,411	1,375,376
Montauk Renewables, Inc.(1)	44,200	76,908
XPLR Infrastructure LP(1)	147,909	1,845,904
		3,298,188
Insurance — 5.7%
American Coastal Insurance Corp., Class C	17,574	183,648
American Integrity Insurance Group, Inc.	7,563	123,731
Assured Guaranty Ltd.	51,924	3,853,280
Axis Capital Holdings Ltd.	49,411	4,690,586
Brighthouse Financial, Inc.(1)	124,427	7,782,909
CNO Financial Group, Inc.	148,255	6,815,282
Donegal Group, Inc., Class A	19,555	331,848
Employers Holdings, Inc.	29,743	1,293,821

Exzeo Group, Inc.(1)	18,645	258,233
F&G Annuities & Life, Inc.	27,284	756,313
First American Financial Corp.	78,555	5,202,698
Genworth Financial, Inc., Class A(1)	468,042	4,006,440
Greenlight Capital Re Ltd., Class A(1)	26,296	412,058
Hanover Insurance Group, Inc.	52,137	9,707,909
HCI Group, Inc.	17,715	2,729,350
Heritage Insurance Holdings, Inc.(1)	45,914	995,416
Horace Mann Educators Corp.	64,911	2,968,380
Investors Title Co.	628	147,423
James River Group Holdings, Inc.	17,240	67,408
Kemper Corp.	15,869	391,488
Kingstone Cos., Inc.	9,960	148,105
Mercury General Corp.	41,281	4,046,777
NI Holdings, Inc.(1)	1,243	17,377
Oscar Health, Inc., Class A(1)	416,395	9,256,461
Palomar Holdings, Inc.(1)	36,860	3,945,494
Pelagos Insurance Capital Ltd.	89,599	1,933,547
Primerica, Inc.	1,586	428,172
ProAssurance Corp.(1)	30,735	737,333
Safety Insurance Group, Inc.	10,208	716,295
Selective Insurance Group, Inc.	94,695	8,194,905
SiriusPoint Ltd.(1)	211,799	4,521,909
Skyward Specialty Insurance Group, Inc.(1)	59,055	2,605,507
Slide Insurance Holdings, Inc.(1)	134,470	2,424,494
Tiptree, Inc.	26,050	475,152
United Fire Group, Inc.	33,245	1,473,751
Universal Insurance Holdings, Inc.	43,465	1,609,074
White Mountains Insurance Group Ltd.	2,450	5,058,809
		100,311,383
Interactive Media and Services — 0.4%
Cargurus, Inc.(1)	29,491	880,601
Cars.com, Inc.(1)	101,866	1,047,183
EverQuote, Inc., Class A(1)	19,864	382,183
Yelp, Inc.(1)	103,759	2,365,705
Ziff Davis, Inc.(1)	40,312	1,816,862
		6,492,534
IT Services — 0.2%
DXC Technology Co.(1)	408,010	4,043,379
Leisure Products — 1.7%
American Outdoor Brands, Inc.(1)	786	7,966
Brunswick Corp.	122,829	10,288,157
Callaway Golf Co.(1)	299,569	4,613,363
Clarus Corp.	15,909	48,761
Escalade, Inc.	413	7,752
Funko, Inc., Class A(1)	5,273	29,951
JAKKS Pacific, Inc.	6,972	154,012
Johnson Outdoors, Inc., Class A	903	40,418
Latham Group, Inc.(1)	2,328	12,292
Malibu Boats, Inc., Class A(1)	23,856	655,086
MasterCraft Boat Holdings, Inc.(1)	15,391	358,456
Polaris, Inc.	97,562	6,884,950
Smith & Wesson Brands, Inc.	8,419	128,137

Sturm Ruger & Co., Inc.	18,866	737,472
YETI Holdings, Inc.(1)	125,369	6,013,951
		29,980,724
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	107
OmniAb, Inc.(1)	2,677	61
		168
Machinery — 2.5%
Alamo Group, Inc.	14,563	2,194,790
Albany International Corp., Class A	43,826	2,835,104
Astec Industries, Inc.	29,684	1,494,886
Blue Bird Corp.(1)	59,150	4,008,595
Douglas Dynamics, Inc.	8,221	366,245
Greenbrier Cos., Inc.	76,996	3,627,282
Hyster-Yale, Inc.	14,543	528,202
Kennametal, Inc.	136,852	4,488,746
L.B. Foster Co., Class A(1)	3,466	142,591
Lindsay Corp.	15,995	1,748,093
Luxfer Holdings PLC	41,690	709,981
Mayville Engineering Co., Inc.(1)	5,295	142,171
Microvast Holdings, Inc.(1)(2)	278,596	431,824
Miller Industries, Inc.	8,188	392,287
Mueller Water Products, Inc., Class A	182,896	4,610,808
Park-Ohio Holdings Corp.	10,456	340,447
Taylor Devices, Inc.(1)	921	46,971
Tennant Co.(2)	32,344	2,785,142
Terex Corp.	97,412	5,667,430
Titan International, Inc.(1)	42,030	303,457
Trinity Industries, Inc.	159,026	5,158,803
Wabash National Corp.	37,171	294,766
Worthington Enterprises, Inc.	16,528	938,295
		43,256,916
Marine Transportation — 1.4%
Costamare Bulkers Holdings Ltd.(1)	1,294	20,885
Costamare, Inc.	80,360	1,235,937
Genco Shipping & Trading Ltd.	70,257	1,690,383
Kirby Corp.(1)	72,532	10,197,274
Matson, Inc.	64,835	11,754,586
Safe Bulkers, Inc.	59,963	374,769
		25,273,834
Media — 1.0%
AMC Global Media, Inc., Class A(1)	51,176	497,431
Cable One, Inc.(1)	7,887	414,462
Entravision Communications Corp., Class A	24,136	219,155
Gambling.com Group Ltd.(1)(2)	16,027	38,144
Ibotta, Inc., Class A(1)(2)	9,375	321,094
PubMatic, Inc., Class A(1)	45,352	529,711
Scholastic Corp.	34,285	1,388,542
Versant Media Group, Inc.	318,908	13,757,691
		17,166,230
Metals and Mining — 2.3%
Alpha Metallurgical Resources, Inc.(1)	17,724	3,526,544
Caledonia Mining Corp. PLC	26,106	620,279
Century Aluminum Co.(1)	39,991	2,638,206

Commercial Metals Co.	93,615	7,119,421
Compass Minerals International, Inc.(1)	93,282	2,977,561
Ferroglobe PLC	136,010	588,923
Kaiser Aluminum Corp.	27,853	5,070,360
Materion Corp.	24,564	5,405,063
Metallus, Inc.(1)	60,781	1,194,347
Ramaco Resources, Inc., Class B(1)	1,601	18,428
Ryerson Holding Corp.	74,552	2,132,187
SunCoke Energy, Inc.	169,758	1,529,520
Warrior Met Coal, Inc.	57,019	5,390,576
Worthington Steel, Inc.	26,312	1,110,103
		39,321,518
Oil, Gas and Consumable Fuels — 7.6%
Amplify Energy Corp.(1)	52,838	244,640
Antero Midstream Corp.	102,879	2,156,344
Ardmore Shipping Corp.	67,977	1,093,070
BKV Corp.(1)	23,529	624,460
California Resources Corp.	125,317	7,430,045
Chord Energy Corp.	83,180	10,968,947
CNX Resources Corp.(1)	172,268	5,803,709
Comstock Resources, Inc.(1)	89,694	1,195,621
Core Natural Resources, Inc.	34,968	3,092,570
Crescent Energy Co., Class A	443,819	5,130,548
DHT Holdings, Inc.	224,302	3,660,609
Dorian LPG Ltd.	89,405	3,595,869
Epsilon Energy Ltd.(2)	2,724	15,418
Evolution Petroleum Corp.	14,420	61,141
FutureFuel Corp.	29,967	124,063
Gran Tierra Energy, Inc.(1)(2)	58,223	452,393
Granite Ridge Resources, Inc.	110,787	538,425
Gulfport Energy Corp.(1)	5,563	937,866
HighPeak Energy, Inc.	41,225	292,697
International Seaways, Inc.	82,392	6,359,838
Kimbell Royalty Partners LP	151,938	2,280,589
Kosmos Energy Ltd.(1)	1,067,318	2,988,490
Magnolia Oil & Gas Corp., Class A	229,621	6,282,431
Matador Resources Co.	187,646	10,057,826
Murphy Oil Corp.	198,929	7,199,241
NACCO Industries, Inc., Class A	2,354	119,112
Navigator Holdings Ltd.	11,572	251,112
Nordic American Tankers Ltd.	446,899	2,301,530
Northern Oil & Gas, Inc.	177,093	3,855,315
Par Pacific Holdings, Inc.(1)	64,831	3,640,909
Peabody Energy Corp.	201,412	5,448,195
PrimeEnergy Resources Corp.(1)	1,894	311,790
REX American Resources Corp.(1)	12,946	605,355
Riley Exploration Permian, Inc.	29,969	996,769
SandRidge Energy, Inc.	44,285	649,661
Scorpio Tankers, Inc.	81,953	6,106,318
SFL Corp. Ltd.	242,412	2,676,228
SM Energy Co.	362,071	11,119,200
Talos Energy, Inc.(1)	245,978	3,608,497
Teekay Corp. Ltd.	117,906	1,352,382
Teekay Tankers Ltd., Class A	38,038	2,675,973
VAALCO Energy, Inc.	184,385	962,490

Vitesse Energy, Inc.(2)	50,568	873,815
World Kinect Corp.	83,820	2,414,854
		132,556,355
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	67,049	5,121,202
Sylvamo Corp.	65,151	2,558,480
		7,679,682
Passenger Airlines — 1.4%
Alaska Air Group, Inc.(1)	233,787	10,758,877
Allegiant Travel Co.(1)	64,385	5,898,310
Frontier Group Holdings, Inc.(1)(2)	194,215	1,175,001
Republic Airways Holdings, Inc.(1)	1,851	37,668
SkyWest, Inc.(1)	77,043	6,598,733
		24,468,589
Personal Care Products — 0.1%
Edgewell Personal Care Co.	41,265	722,963
Honest Co., Inc.(1)	107,684	376,894
Medifast, Inc.(1)	10,077	126,265
Nature's Sunshine Products, Inc.(1)	27,862	592,903
Nu Skin Enterprises, Inc., Class A	83,339	482,533
USANA Health Sciences, Inc.(1)	552	10,101
		2,311,659
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	61,528	1,159,803
ANI Pharmaceuticals, Inc.(1)	23,372	1,834,936
Harmony Biosciences Holdings, Inc.(1)	130,075	4,109,069
Innoviva, Inc.(1)	132,888	2,846,461
Pacira BioSciences, Inc.(1)	89,817	2,085,551
Perrigo Co. PLC	46,380	512,499
Prestige Consumer Healthcare, Inc.(1)	30,286	1,439,493
SIGA Technologies, Inc.	50,406	235,900
		14,223,712
Professional Services — 0.5%
Barrett Business Services, Inc.	4,142	134,781
Clarivate PLC(1)	452,880	1,145,786
Conduent, Inc.(1)	194,120	335,828
IBEX Holdings Ltd.(1)	17,260	546,106
Kelly Services, Inc., Class A	33,433	388,492
Kforce, Inc.	24,356	1,144,488
Paycom Software, Inc.	30,179	4,215,101
TrueBlue, Inc.(1)	14,314	88,890
Upwork, Inc.(1)	124,006	1,093,733
		9,093,205
Real Estate Management and Development — 0.6%
AMREP Corp.(1)	100	2,502
Douglas Elliman, Inc.(1)	47,199	84,958
Forestar Group, Inc.(1)	40,150	1,102,920
Howard Hughes Holdings, Inc.(1)	58,754	3,722,066
Opendoor Technologies, Inc.(1)	965,546	4,866,352
		9,778,798
Semiconductors and Semiconductor Equipment — 1.6%
Amkor Technology, Inc.	122,877	8,547,324
Penguin Solutions, Inc.(1)	22,404	1,250,815
Photronics, Inc.(1)	153,877	4,977,921
SkyWater Technology, Inc.(1)	90,833	3,540,671

SolarEdge Technologies, Inc.(1)	135,789	10,367,490
		28,684,221
Software — 0.4%
Alarm.com Holdings, Inc.(1)	38,936	1,756,403
InterDigital, Inc.	11,170	2,815,845
Pagaya Technologies Ltd., Class A(1)	117,497	1,776,555
		6,348,803
Specialty Retail — 5.5%
Abercrombie & Fitch Co., Class A(1)	82,822	6,395,515
Academy Sports & Outdoors, Inc.	97,816	5,164,685
Advance Auto Parts, Inc.(2)	109,847	6,617,183
American Eagle Outfitters, Inc.	327,825	5,179,635
Arhaus, Inc.	54,576	369,480
Buckle, Inc.	56,573	2,595,004
Build-A-Bear Workshop, Inc.(2)	22,469	836,072
Caleres, Inc.	47,972	698,472
CarMax, Inc.(1)	297,523	13,275,476
Citi Trends, Inc.(1)	2,718	125,055
Designer Brands, Inc., Class A(2)	64,581	498,565
Duluth Holdings, Inc., Class B(1)	5,416	18,144
Five Below, Inc.(1)	47,122	10,713,658
Genesco, Inc.(1)	15,007	575,819
Haverty Furniture Cos., Inc.	17,133	397,314
Lands' End, Inc.(1)	14,187	166,697
Lithia Motors, Inc.	40,924	11,904,382
MarineMax, Inc.(1)	35,752	1,231,299
Sally Beauty Holdings, Inc.(1)	180,165	2,392,591
Shoe Carnival, Inc.	26,998	477,865
Signet Jewelers Ltd.	72,573	6,342,154
Sonic Automotive, Inc., Class A	22,763	1,880,679
Tile Shop Holdings, Inc.(1)	2,232	6,584
Upbound Group, Inc.	82,142	1,577,948
Urban Outfitters, Inc.(1)	126,791	9,211,366
Victoria's Secret & Co.(1)	130,461	7,175,355
Zumiez, Inc.(1)	9,179	226,079
		96,053,076
Technology Hardware, Storage and Peripherals — 0.2%
Diebold Nixdorf, Inc.(1)	40,004	3,245,925
Textiles, Apparel and Luxury Goods — 2.1%
Carter's, Inc.	76,596	2,955,840
Columbia Sportswear Co.	28,620	1,894,072
Crocs, Inc.(1)	110,137	13,069,958
Ermenegildo Zegna NV(2)	43,433	638,465
Fossil Group, Inc.(1)	63,018	276,019
G-III Apparel Group Ltd.	74,043	2,393,810
Movado Group, Inc.	18,561	710,515
Oxford Industries, Inc.	32,969	1,471,077
PVH Corp.	75,096	7,004,955
Rocky Brands, Inc.	8,769	339,009
Superior Group of Cos., Inc.	14,433	184,598
Unifi, Inc.(1)	4,426	17,571
Vera Bradley, Inc.(1)	9,946	32,921
VF Corp.	327,233	5,621,863
		36,610,673

Trading Companies and Distributors — 1.5%
Boise Cascade Co.	4,394	306,350
DNOW, Inc.(1)	121,038	1,548,076
GATX Corp.	66,514	11,246,187
Global Industrial Co.	32	973
Hudson Technologies, Inc.(1)	71,176	378,656
Karat Packaging, Inc.	6,112	165,757
NPK International, Inc.(1)	147,274	2,138,418
Rush Enterprises, Inc., Class A	119,537	8,287,500
Rush Enterprises, Inc., Class B	11,545	749,271
Titan Machinery, Inc.(1)	43,597	951,287
		25,772,475
Wireless Telecommunication Services — 0.6%
Array Digital Infrastructure, Inc.	23,081	1,173,900
Telephone & Data Systems, Inc.	247,473	9,678,669
		10,852,569
TOTAL COMMON STOCKS (Cost $1,356,595,325)		1,733,925,785
RIGHTS — 0.0%
Software — 0.0%
Gen Digital, Inc.(1) (Cost $46,543)	11,934	22,436
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,314,824	11,314,824
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,311,210	9,311,210
TOTAL SHORT-TERM INVESTMENTS (Cost $20,626,034)		20,626,034
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,377,267,902)		1,754,574,255
OTHER ASSETS AND LIABILITIES — (0.4)%		(7,074,731)
TOTAL NET ASSETS — 100.0%		$1,747,499,524

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	28	June 2026	$4,094,020	$129,958
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,548,613. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,805,731, which includes securities collateral of $494,521.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities and other financial instruments were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.